Investments - Valuation changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments
Total	$ 1	$ 329
Equity securities
Investments
Total	1	229
Limited partnership interests
Investments
Total	$ 0	$ 100